Discontinued operations	12 Months Ended
Mar. 28, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
17. Discontinued operations
The Company considers a component to be classified as discontinued operations when it meets the criteria established under GAAP related to reporting discontinued operations and disclosures of disposals of components of the Company. The disposal of such components that represents a strategic shift that should have or will have a major effect on the Company’s operations and financial results qualify as discontinued operations. The results of discontinued operations are reported in discontinued operations in the consolidated statements of operations for current and prior periods commencing in the period in which the business meets the criteria of an asset held for sale and discontinued operation, and will include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell.
On August 11, 2017, the Company entered into a stock purchase agreement with Aurum to sell its wholly-owned subsidiary, Mayors, which operated in Florida and Georgia and is engaged primarily in luxury timepieces and jewelry retail activities. The sale was completed on October 23, 2017 for total consideration of $135.0 million (USD$106.8 million). Because the Company’s retail operations in the U.S market were a signification part of the Company’s operations and financial results, the Company has determined that the disposal of Mayors represents a strategic shift. Accordingly, the activities of Mayors have been segregated and classified as discontinued operations in the consolidated statements of operations and cash flows for all periods presented. In fiscal 2020, the Company incurred related costs of approximately $0.6 million associated with a sales tax audit, stay bonuses and termination fees for cancelling
an
agreement, which have been allocated to the results of discontinued operations. In fiscal 2019, the Company incurred related costs of approximately $0.9 million, in addition to recognizing a net operating expense recovery of approximately $0.5 million as part of the transition services agreement with Aurum (see below) which has been allocated to the results of discontinued operations. In fiscal 2018, legal and professional fees of approximately $3.8 million, as well as debt extinguishment charges of approximately $3.5 million were incurred as a result of the Aurum Transaction. These transaction fees along with the interest expense generated by the Company’s then outstanding credit facilities associated with Mayors were allocated to the results of the discontinued operations. In fiscal 2018, the results of the discontinued operations also included an obsolescence reserve on inventory of $2.7 million.

As a condition to the closing of the Aurum Transaction, the Company and Mayors entered into (i) an inventory purchase agreement whereby the Company purchased approximately $2.3 million (USD$1.8 million) in inventory from Mayors; (ii) a transition services agreement whereby the Company agreed to provide certain transition services to Mayors for a period of six months following the closing date of the transaction, subject to certain renewal rights; (iii) a services agreement whereby Mayors agreed to provide certain services to the Company for a period of twelve months following the closing date of the transaction, subject to certain renewal rights and; (iv) an authorized five-year dealer agreement with Mayors whereby Mayors will promote the sale of Birks branded products and trademarks at its existing locations in the United States.
The following table presents the net income from discontinued operations for the year ended March 28, 2020, March 30, 2019, and March 31, 2018:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands, except per share amounts)
Net sales	$—	$—	$110,789
Cost of sales	—	—	72,615

Gross profit	—	—	38,174
Selling, general and administrative expenses	552	381	30,902
Restructuring charges	—	—	—
Depreciation and amortization	—	—	1,674

Total operating expenses	552	381	32,576

Operating (loss) income	(552)	(381)	5,598
Interest and other financial costs	—	—	3,683
Debt extinguishment charges	—	—	3,415

(Loss) income before taxes	(552)	(381)	(1,500)
Income tax expense (benefit)	—	—	92

(Loss) income from discontinued operations, net of taxes	(552)	(381)	(1,592)
Gain on disposal, net of taxes	—	—	37,682

Net (loss) income from discontinued operations	$(552)	$(381)	$36,090

Weighted average common shares outstanding:
Basic	17,968	17,961	17,961
Diluted	17,968	17,961	18,393
Net (loss) income from discontinued operations per common share:
Basic	$(0.03)	$(0.02)	$2.01
Diluted	$(0.03)	$(0.02)	$1.96

The table below presents the reconciliation of the gain on the sale of Mayors:

October 23, 2017
Cash proceeds on disposal	$134,982
Legal and professional fees incurred as a result of the Aurum Transaction	(3,759)
Cash	3,083
Accounts receivable	15,705
Inventory	89,101
Prepaid expenses	1,110
Property and equipment	11,176
Intangible assets	343
Other assets	244
Deferred income tax asset	6,705
Accounts payable	(27,207)
Accrued expenses	(3,552)
Long-term debt	(333)
Other long-term liabilities	(2,834)

Total identifiable net assets	93,541

Gain on disposal, net of taxes of nil	$37,682